Consolidated Statements of Operations and Comprehensive Income/(Loss) - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Revenues		$ 10,289,681	$ 12,733,339	$ 22,028,303
Cost of revenues		(6,123,025)	(10,872,484)	(18,323,802)
Gross profit		4,166,656	1,860,855	3,704,501
Operating expenses
General and administrative expenses		(3,506,075)	(1,373,695)	(1,047,552)
Selling and marketing expenses		(434,856)	(595,804)	(812,062)
Research and development expenses		(302,280)	(588,108)	(628,350)
Gain from disposal of property and equipment			125,804	193,191
Total operating expenses		(4,243,211)	(2,431,803)	(2,294,773)
Operating (loss)/profit		(76,555)	(570,948)	1,409,728
Other income/(expenses)
Investment income		44,570	2,119	8,402
Impairment loss from equity investment			(60,046)
Interest income/(expenses), net		160,685	(102,360)	(79,455)
Other non-operating income		21,644	14,557	113,658
Total other income/(expenses), net		226,899	(145,730)	42,605
Income/(loss) before income taxes		150,344	(716,678)	1,452,333
Income tax (provision)/ benefit		(589,680)	63,950	(385,958)
Net (loss)/income		(439,336)	(652,728)	1,066,375
Net (loss)/income		(439,336)	(652,728)	1,066,375
Other comprehensive income
Foreign currency translation adjustment		(74,851)	(15,524)	(57,722)
Total comprehensive (loss) /income attributable to the Company’s ordinary shareholders		$ (514,187)	$ (668,252)	$ 1,008,653
Earnings per ordinary share attributable to ordinary shareholders
Basic (in Dollars per share)	[1]	$ (0.02)	$ (0.03)	$ 0.05
Diluted (in Dollars per share)	[1]	$ (0.02)	$ (0.03)	$ 0.05
Weighted average number of ordinary shares outstanding
Basic (in Shares)	[1]	21,175,342	20,000,000	20,000,000
Diluted (in Shares)	[1]	21,175,342	20,000,000	20,000,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 and IPO on December 17, 2023 (Note 16).